Fair Value Measurements (Other Assumptions) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits
Carrying amount of time deposits	$ 2,248,310,000	$ 2,366,413,000
Significant Unobservable Inputs (Level 3)
Loans
Carrying amount of fixed rate performing loans	1,411,272,000	1,383,836,000
Estimated fair value of fixed rate performing loans	1,375,807,000	1,362,248,000
Deposits
Carrying amount of time deposits	2,248,310,000	2,366,413,000
Estimated fair value of time deposits	2,247,648,000	2,365,390,000
Securities Sold Under Repurchase Agreements
Carrying amount of long-term repurchase agreements	300,000,000	560,000,000
Estimated fair value of long-term repurchase agreements	$ 289,324,000	$ 527,198,600